Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Account Receivable
Accounts receivable-third parties	$ 75,870	$ 82,434
Accounts receivable-related parties (Note 17(ii))	1,329	1,166
Allowance for credit losses	(121)	(20)
Accounts receivable, net	$ 77,078	$ 83,580